DEBT - Current portion of long-term debt (Details)	1 Months Ended	12 Months Ended
	May 31, 2018 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Current portion of long-term debt		$ 471,764,000	$ 109,671,000
Number of vessels financed | vessel		7
Total current assets less total current liabilities		$ 80,300,000
Debt repayment during the first quarter of 2020		41,300,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Current portion of long-term debt		167,382,000
Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Current portion of long-term debt		168,300,000
Principal amount		$ 284,000,000.0
Number of vessels financed | vessel		19
Term Loan Facility of $120.0 Million [Member]
Debt Instrument [Line Items]
Principal amount	$ 120,000,000.0	$ 120,000,000.0
Number of vessels financed | vessel	10
Quintana Shipping Ltd [Domain]
Debt Instrument [Line Items]
Current portion of long-term debt		76,100,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Current portion of long-term debt		$ 60,000,000